Cover	Apr. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-36461
Entity Registrant Name	First Foundation Inc.
Entity Central Index Key	0001413837
Entity Tax Identification Number	20-8639702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5221 N. O’Connor Blvd.
Entity Address, Address Line Two	#1378
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75309
City Area Code	469
Local Phone Number	638-9636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FFWM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false